                          VAN KAMPEN AMERICAN CAPITAL
                              U.S. GOVERNMENT FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                          INSURED TAX FREE INCOME FUND
                        CALIFORNIA INSURED TAX FREE FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                           TAX FREE HIGH INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                             MUNICIPAL INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                    INTERMEDIATE TERM MUNICIPAL INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                      FLORIDA INSURED TAX FREE INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                        NEW JERSEY TAX FREE INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996, AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, SEPTEMBER 5, 1996,
                      NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                         NEW YORK TAX FREE INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                HIGH YIELD FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                         SHORT-TERM GLOBAL INCOME FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                             STRATEGIC INCOME FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                  UTILITY FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                 BALANCED FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
        AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996, JANUARY 2, 1997
                              AND JANUARY 21, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                   VALUE FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                         GREAT AMERICAN COMPANIES FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                                  GROWTH FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996, AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996, JANUARY 2, 1997 AND JANUARY 15,
                                      1997

                          VAN KAMPEN AMERICAN CAPITAL
                                PROSPECTOR FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                             AGGRESSIVE GROWTH FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996 AND JANUARY 2, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                              TAX FREE MONEY FUND
 SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED OCTOBER 28, 1996,
                 AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996

                          VAN KAMPEN AMERICAN CAPITAL
                       PENNSYLVANIA TAX FREE INCOME FUND
  SUPPLEMENT DATED FEBRUARY 11, 1997, TO THE PROSPECTUS DATED APRIL 29, 1996,
   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 1996, JULY 1, 1996, NOVEMBER 1, 1996
                              AND JANUARY 2, 1997

    The Fund's investment adviser, Van Kampen American Capital Investment Advisory Corp., is an indirect subsidiary of Morgan Stanley Group Inc. On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.